Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Receivables From Related Parties
The Entity receivables from related parties as of December 31, 2021 and 2020, as shown in the table below:

	12/31/2021	12/31/2020
Telecom Investimentos S.A.	80	80
Vinci Infra Investimentos V2I S.A.	64	49
Maranello Empreend. e Participações S.A.	1	1
Cagliari Participações S.A.	4	4
Grassano Participações SA	—	53
Accadia Participações AS	75	51
Norcia Participações SA	39	22
Personal Care Participações SA	1	—
Mental Health Participacões SA	1	—

	265	260